Supplemental information on oil and gas producing activities (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues
Sales		$ 39,633,866	$ 29,823,565	$ 21,322,662
Transfers		11,794,014	7,518,216	7,734,195
Total		51,427,880	37,341,781	29,056,857
Production cost	[1]	8,337,413	6,535,794	5,785,950
Depreciation, depletion and amortization	[2]	5,591,774	6,349,382	5,927,466
Other production costs	[3]	18,918,275	14,066,593	12,370,540
Exploration expenses	[4]	1,387,463	1,342,952	730,393
Other expenses	[5]	1,036,983	882,743	1,684,590
Total		35,271,908	29,177,464	26,498,939
Income before income tax expense		16,155,972	8,164,317	2,557,918
Income tax expenses		(6,303,251)	(3,678,955)	(1,367,357)
Results of operations for exploration and production activities		$ 9,852,721	$ 4,485,362	$ 1,190,561

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2018, 2017 and 2016 of COP$187,340, COP$380,810 and COP$305,653, respectively.
[2]	In accordance with IAS 37 the expense related to asset retirement obligations that were recognized during 2018, 2017 and 2016 in depreciation, depletion and amortization, were COP$180,193, COP$179,601 and COP$188,370, respectively.
[3]	Corresponds to transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[5]	Corresponds to administration and marketing expenses.